SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Fair Value of Stock Options Weighted Average Assumptions

The following assumptions were used for the calculation:

Risk-free interest rate	0.76%
Expected life (in years)	2 years
Expected volatility	215%
Expected dividend yield	0%
Expected forfeiture rate	0%
Share price	$0.25
Weighted average fair value of options granted	$0.26

Schedule of Stock Options/warrants Outstanding And Exercisable

The following table summarizes the share purchase warrants outstanding and exercisable as at December 31, 2017:

		Weighted average
Number of warrants outstanding		remaining life of
and exercisable	Exercise Price	Warrants	Expiry date
	$
12,295,563	0.40	0.03	January 12, 2018
3,774,466	0.50	0.55	July 21, 2018

16,070,029	0.42	0.16

Summary of Stock Options Outstanding And Exercisable

As at December 31, 2017, the following options were outstanding and exercisable:

Options	Options	Exercise	Remaining life	Expiry
Outstanding	exercisable	price	(years)	date
		$
700,000	531,250	0.45	4.21	March 17, 2022
219,565	219,565	0.23	4.34	May 4, 2022
1,100,000	1,100,000	0.25	4.71	September 14, 2022
100,000	100,000	0.25	4.79	October 16, 2022
600,000	600,000	0.25	4.92	November 29, 2022
695,000	695,000	0.26	4.92	November 30, 2022
100,000	100,000	0.25	4.94	December 8, 2022
1,050,000	1,050,000	0.25	2.00	December 31, 2019

4,564,565	4,395,815	0.28	4.06

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Fair Value of Stock Options Weighted Average Assumptions	The following assumptions were used for the calculation:

Risk-free interest rate	0.76%
Expected life (in years)	2 years
Expected volatility	171%
Expected dividend yield	0%
Expected forfeiture rate	0%

Schedule of Stock Options/warrants Outstanding And Exercisable

Information regarding the Company’s outstanding warrants is summarized below:

		Weighted average
	Number	exercise price
		$
Balance, December 31, 2016 and 2015	-	-
Granted	19,844,495	0.42
Exercised	(3,774,466)	0.40

Balance, December 31, 2017	16,070,029	0.42

Summary of Stock Options Outstanding And Exercisable

A continuity of stock options for the years ended December 31, 2017 and 2016, and for the period from incorporation on December 30, 2015 to December 31, 2015 is as follows:

		Weighted average
	Number	exercise price
		$
Balance, December 31, 2016 and 2015	-	-
Granted	15,695,000	0.25
Exercised	(11,130,435)	0.17

Balance, December 31, 2017	4,564,565	0.28